Document and Entity Information	Jul. 15, 2021
Cover page
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	WEINGARTEN REALTY INVESTORS
Entity Incorporation, State or Country Code	TX
Entity File Number	1-9876
Entity Tax Identification Number	74-1464203
Entity Address, Address Line One	2600 Citadel Plaza Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77008
City Area Code	713
Local Phone Number	866-6000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $.03 par value
Trading Symbol	WRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000828916